Document and Entity Information Document	Sep. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Registrant Name	Sunbelt Rentals Holdings, Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43081
Entity Tax Identification Number	33-3657151
Entity Address, Address Line One	1799 Innovation Pt
Entity Address, City or Town	Fort Mill,
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29715
City Area Code	803
Local Phone Number	578-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SUNB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0002083785
Amendment Flag	false